Share capital, Share premium and other reserves - Narratives (Details)						1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 03, 2022 GBP (£) £ / shares	Jul. 17, 2022 GBP (£) £ / shares shares	Jul. 15, 2022 £ / shares shares	Apr. 11, 2022 GBP (£) shares	Feb. 04, 2022 £ / shares shares	Jul. 31, 2022 GBP (£) shares	May 23, 2022 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) Vote / shares £ / shares	Dec. 31, 2020 GBP (£)	Aug. 02, 2022 GBP (£) £ / shares	May 24, 2022 £ / shares shares	May 22, 2022 £ / shares shares	Dec. 31, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Share capital	£ 92,000,000							£ 92,000,000		£ 11,543,000,000			£ 1,000,000
Issue of share capital								22,150,000,000
Shares cancelled								22,058,000,000
Capital reduction								£ 22,058,000,000
Par value per share | £ / shares	£ 0.01							£ 0.01		£ 1.25
Share premium	£ 10,607,000,000
Share capital
Disclosure of classes of share capital [line items]
Issue of share capital								£ 11,543,267,000	£ 13,166,000,000
Shares cancelled								11,450,871,000	13,166,000,000
Capital reduction								11,450,871,000	13,166,000,000
Share premium
Disclosure of classes of share capital [line items]
Issue of share capital								10,606,752,000
Shares cancelled								10,606,752,000	20,842,000,000
Capital reduction								£ 10,606,752,000	£ 20,842,000,000
GSKCHHL share exchanges
Disclosure of classes of share capital [line items]
Share capital		£ 7,849,000,000
Share premium		£ 10,607,000,000
CHHL2
Disclosure of classes of share capital [line items]
Share capital													£ 1,000,000
D Deferred shares | CHHL2 | GSKCHHL
Disclosure of classes of share capital [line items]
Issue of share capital						£ 21,758,000,000
Shares cancelled						£ 21,758,000,000
Shares issued | shares						1
Capital reduction						£ 21,758,000,000
Deferred shares | CHHL2 | GSKCHHL
Disclosure of classes of share capital [line items]
Shares issued | shares						1
Deferred shares | CHHL2 | GSKCHHL | Share capital
Disclosure of classes of share capital [line items]
Issue of share capital						£ 0.01
Deferred shares | CHHL2 | GSKCHHL | Share premium
Disclosure of classes of share capital [line items]
Share premium						£ 70,000,000
Redeemable preference shares
Disclosure of classes of share capital [line items]
Shares cancelled				£ 49,996
Shares issued | shares					49,996
Fixed rate of dividend					0.10%
Issue price per share | £ / shares					£ 1
Capital reduction				£ 49,996
Redemption of shares, Shares | shares				49,996
Amount transferred to capital redemption reserve				£ 49,996
Dividend rights								0.00%
A Ordinary shares | GSK Plc
Disclosure of classes of share capital [line items]
Shares issued | shares			5,084,190,079
Issue price per share | £ / shares			£ 1.25
C Ordinary shares | Scottish Limited Partnerships
Disclosure of classes of share capital [line items]
Shares issued | shares		692,593,037
Issue price per share | £ / shares		£ 1.25
B Ordinary shares | GSK Plc
Disclosure of classes of share capital [line items]
Shares issued | shares		502,727,073
Issue price per share | £ / shares		£ 1.25
Ordinary shares
Disclosure of classes of share capital [line items]
Issue of share capital							£ 20
Shares issued | shares							20
Issue price per share | £ / shares							£ 1
Number of shares outstanding | shares							4				16	20
Par value per share | £ / shares							£ 5				£ 1.25	£ 1
Votes per share | Vote / shares								1
Ordinary shares | Pfizer Inc [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares		2,955,063,626
Issue price per share | £ / shares		£ 1.25
Non-voting preference shares | Pfizer Inc [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares		25,000,000
Issue price per share | £ / shares		£ 1.00
Non-voting preference shares | PF Consumer Healthcare Holdings LLC (PCFHHL) [Member]
Disclosure of classes of share capital [line items]
Other liabilities		£ 25,000,000
Redemption period, preference shares		5 years